PRUDENTIAL INVESTMENT PORTFOLIOS 3

PGIM Global Absolute Return Bond Fund

(the “Fund”)

Supplement dated December 10, 2018 to the Currently Effective

Summary Prospectus, Prospectus and Statement of Additional Information (SAI) of the Fund

On December 5, 2018, the Board of Trustees (the “Board”) of Prudential Investment Portfolios 3 approved a change in the name of the Fund to “PGIM Global Dynamic Bond Fund”. This change will become effective on or about February 12, 2019.

 Shareholders should retain this Supplement for future reference.

LR1148